Operating right-of-use asset, net	6 Months Ended
Sep. 30, 2025
Operating Right-of-use Asset Net
Operating right-of-use asset, net

7.	Operating right-of-use asset, net

	March 31,	Increase/	Exchange rate	September 30,
	2025	(Decrease)	translation	2025
Office lease - Shenzhen Wan	$197,835	$—	$2,024	$199,859
Total right-of-use assets, at cost	197,835	—	2,024	199,859
Less : accumulated amortization	97,214	51,455	(73)	148,596
Right-of-use assets, net	$100,621	$51,455	$2,097	$51,263

The Company recognized lease expense for the operating lease right -of-use assets Shenzhen Wan for a two-year period over a straight-line basis. The Company recognized $ 51,455 ROU amortization expenses for the six months ended September 30, 2025. As of September 30, 2025, the weighted average remaining lease term was 6 months and the weighted average discount rate used to determine lease liabilities was 3.45%.

For the six months ended September 30, 2025 and 2024, the long-term operating lease expenses were nil and $41,728, pertaining to short-term leases.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS